2. SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Raw materials	$ 782	$ 781
Work in process	80	81
Finished goods	18	17
Inventory reserve	(827)	(831)
Total	$ 53	$ 48